Note 18 - Operating Segmentation	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]

18. Operating segmentation:

The Bank has established four reportable operating segments: Digital Banking Canada, Digital Banking USA, DRTC, and Digital Meteor. These four operating segments represent strategic business operations that provide distinct products and services to different markets. They are separately managed due to the differences in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking Canada - The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian banking market. VersaBank obtains its deposits and provides the majority of its credit assets electronically via innovative deposit and lending solutions for financial intermediaries.

Digital Banking USA - The Bank has adopted a business-to-business model, leveraging its proprietary financial technology to address underserved segments of the US banking market. VersaBank USA obtains its deposits and delivers the majority of its credit assets electronically through innovative deposit and lending solutions tailored for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly owned subsidiary, DRTC, to pursue significant large-market opportunities in cybersecurity and to develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

Digital Meteor - Through its wholly owned subsidiary, DRTC, VersaBank owns proprietary intellectual property and technology to enable the next generation of digital assets by the banking and financial community, including the Bank’s revolutionary Real Bank Tokenized Deposits™ (“RBTD”s™) (formerly known as Real Bank Deposit Tokens (“RBDT”) and Digital Deposit Receipts (“DDR”)). Digital Meteor operates as a business segment within DRTC.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the President, and the Chief Financial Officer, in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2025 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three months ended April 30, 2026, and 2025:

(thousands of Canadian dollars)
for the three months ended	April 30, 2026
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$27,768	$7,911	$-	$-	$-	$35,679
Non-interest income	373	(15)	749	1,850	(343)	2,614
Total revenue	28,141	7,896	749	1,850	(343)	38,293

Provision for (recovery of) credit losses	495	(67)	-	-	-	428
	27,646	7,963	749	1,850	(343)	37,865
Non-interest expenses:
Salaries and benefits	7,343	2,070	172	1,617	-	11,202
General and administrative	13,824	515	42	362	(343)	14,400
Premises and equipment	947	353	54	530	-	1,884
	22,114	2,938	268	2,509	(343)	27,486

Income (loss) before income taxes	5,532	5,025	481	(659)	-	10,379

Income tax provision	1,438	1,437	130	(151)	-	2,854

Net income (loss)	$4,094	$3,588	$351	$(508)	$-	$7,525

Total assets	$5,213,682	$1,221,182	$10,688	$15,773	$(20,625)	$6,440,700

Total liabilities	$4,926,001	$961,343	$370	$28,344	$(27,596)	$5,888,462

for the three months ended	April 30, 2025
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$25,525	$2,507	$-	$-	$-	$28,032
Non-interest income	122	(18)	569	1,789	(355)	2,107
Total revenue	25,647	2,489	569	1,789	(355)	30,139

Provision for (recovery of) credit losses	954	(65)	-	-	-	889
	24,693	2,554	569	1,789	(355)	29,250
Non-interest expenses:
Salaries and benefits	5,836	1,464	253	1,602	-	9,155
General and administrative	5,267	800	343	665	(355)	6,720
Premises and equipment	947	104	123	467	-	1,641
	12,050	2,368	719	2,734	(355)	17,516

Income (loss) before income taxes	12,643	186	(150)	(945)	-	11,734

Income tax provision	3,443	53	2	(293)	-	3,205

Net income (loss)	$9,200	$133	$(152)	$(652)	$-	$8,529

Total assets	$4,761,444	$281,153	$11,086	$25,224	$(31,774)	$5,047,133

Total liabilities	$4,386,758	$144,517	$9,029	$19,708	$(41,185)	$4,518,827

The following table sets out the results of each reportable operating segment as at and for the six months ended April 30, 2026, and 2025:

(thousands of Canadian dollars)
for the six months ended	April 30, 2026
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$54,875	$14,685	$-	$-	$-	$69,560
Non-interest income	849	(15)	1,277	3,825	(689)	5,247
Total revenue	55,724	14,670	1,277	3,825	(689)	74,807

Provision for (recovery of) credit losses	1,176	(48)	-	-	-	1,128
	54,548	14,718	1,277	3,825	(689)	73,679
Non-interest expenses:
Salaries and benefits	14,006	3,803	378	3,398	-	21,585
General and administrative	21,202	1,314	72	868	(689)	22,767
Premises and equipment	1,872	628	102	1,078	-	3,680
	37,080	5,745	552	5,344	(689)	48,032

Income (loss) before income taxes	17,468	8,973	725	(1,519)	-	25,647

Income tax provision	4,660	2,579	195	(381)	-	7,053

Net income (loss)	$12,808	$6,394	$530	$(1,138)	$-	$18,594

Total assets	$5,213,682	$1,221,182	$10,688	$15,773	$(20,625)	$6,440,700

Total liabilities	$4,926,001	$961,343	$370	$28,344	$(27,596)	$5,888,462

for the six months ended	April 30, 2025
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$49,210	$4,546	$-	$-	$-	$53,756
Non-interest income	247	(17)	911	3,778	(709)	4,210
Total revenue	49,457	4,529	911	3,778	(709)	57,966

Provision for (recovery of) credit losses	1,987	(74)	-	-	-	1,913
	47,470	4,603	911	3,778	(709)	56,053
Non-interest expenses:
Salaries and benefits	11,125	2,628	470	3,546	-	17,769
General and administrative	9,983	1,397	387	1,151	(709)	12,209
Premises and equipment	1,850	213	171	1,003	-	3,237
	22,958	4,238	1,028	5,700	(709)	33,215

Income (loss) before income taxes	24,512	365	(117)	(1,922)	-	22,838

Income tax provision	6,548	129	2	(513)	-	6,166

Net income (loss)	$17,964	$236	$(119)	$(1,409)	$-	$16,672

Total assets	$4,761,444	$281,153	$11,086	$25,224	$(31,774)	$5,047,133

Total liabilities	$4,386,758	$144,517	$9,029	$19,708	$(41,185)	$4,518,827

Prior to the year ended October 31, 2025, substantially all Digital Banking operations were based in Canada.